Investments accounted for using the equity method - Nature of investments in associates (Details) - CNY (¥) ¥ in Thousands			12 Months Ended
	Jan. 10, 2023	May 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Summarised balance sheet
Payments for acquisition of equity interest		¥ 581	¥ 642	¥ 7,273
Shenzhen Pengai Lizhi Aesthetic Medical Clinic
Summarised balance sheet
Percentage of share capital acquired				17.00%
Payments for acquisition of equity interest				¥ 2,000
Shenzhen Miaoyan Medical Technology Investment Co., Ltd
Summarised balance sheet
Percentage of share capital acquired				60.00%
Consideration for sale of equity interest	¥ 1,900
Payments for acquisition of equity interest				¥ 2,000
Agreement to sell equity interest (as a percent)	100.00%
Moyan (Shenzhen) Network Technology Co., Ltd
Summarised balance sheet
Equity interest in associate (in percent)			46.00%
Shenzhen Xuri Jiayan Aesthetic Technology Co., Ltd.
Summarised balance sheet
Equity interest in associate (in percent)			30.00%
Shenzhen Pengai Lizhi Aesthetic Medical Clinic
Summarised balance sheet
Equity interest in associate (in percent)			43.00%